Annual Fund Operating Expenses - Transamerica PIMCO Total Return VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.67%
Service
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual fund operating expenses	0.92%